Goodwill - Schedule of Key Assumptions Used in Impairment Test (Details) - CGUs - EUR (€) € in Thousands	Sep. 30, 2023	Sep. 30, 2022
Americas
Disclosure of reconciliation of changes in goodwill [line items]
Terminal Growth Rate	1.50%	1.50%
Avg. EBITDA Margin rate	33.70%	30.80%
Pre-tax discount rate	15.30%	13.50%
Avg. Revenue growth rate	15.40%	12.60%
Avg. CapEx investments	€ 44,526	€ 39,879
Europe
Disclosure of reconciliation of changes in goodwill [line items]
Terminal Growth Rate	1.50%	1.50%
Avg. EBITDA Margin rate	28.90%	32.60%
Pre-tax discount rate	14.70%	15.20%
Avg. Revenue growth rate	17.00%	15.70%
Avg. CapEx investments	€ 35,361	€ 32,206
ASPA
Disclosure of reconciliation of changes in goodwill [line items]
Terminal Growth Rate	1.50%	1.50%
Avg. EBITDA Margin rate	27.10%	30.20%
Pre-tax discount rate	21.40%	20.10%
Avg. Revenue growth rate	30.40%	34.20%
Avg. CapEx investments	€ 9,333	€ 8,912
MEAI
Disclosure of reconciliation of changes in goodwill [line items]
Terminal Growth Rate	1.50%	1.50%
Avg. EBITDA Margin rate	27.10%	20.30%
Pre-tax discount rate	22.20%	21.00%
Avg. Revenue growth rate	30.10%	35.20%
Avg. CapEx investments	€ 4,965	€ 4,818